State Street Equity 500 Index II Portfolio Average Annual Total Returns	12 Months Ended		26 Months Ended	60 Months Ended	69 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	15.07%	28.03%	14.42%	19.90%	14.82%
State Street Equity 500 Index II Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	17.81%			14.35%		14.77%
State Street Equity 500 Index II Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.12%			13.60%		13.68%
State Street Equity 500 Index II Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.62%			11.18%		11.85%